Segment reporting	12 Months Ended
Dec. 31, 2022
Segment reporting
Segment reporting
4.	Segment reporting
(i)	Information about reportable segment

The Group is active in the discovery, pre-clinical and clinical development of antibodies based on its core technology. The activities are either conducted as own project development or for third party companies. Management of resources and reporting to the chief operating decision maker, being the Management Board, is based on the Group as a whole.

(ii)	Geographic information

The geographic information below analyses the Group’s revenue and non-current assets by country. In presenting the following information, segment revenue has been based on the geographic location of the customers and segment assets were based on the geographic location of the assets.

Discovery activities and research services are conducted in both the Heidelberg and Plzen premises. Pre-clinical and clinical activities are conducted and coordinated from Heidelberg.

Revenue:	2022	2021	2020

Germany	152	742	194
Europe	0	0	2
USA	41,201	39,624	28,164
	41,353	40,366	28,360

Non-current assets as of December 31:	2022	2021	2020
Germany	3,435	4,896	3,796
Czech Republic	1,007	1,306	914
USA	0	12,539	20,216
	4,442	18,741	24,926

(iii)	Major Customers

In 2022 and 2021, revenue with Genentech and Roivant each exceeded 10% of total revenue. In 2020, the Group’s revenue with Genentech exceeded 10% of total revenues.